Debt Disclosure (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Bank Borrowings

Bank borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2015	2016
	RMB	RMB	US$
Short-term bank borrowings	276,000	1,683,676	242,500
Long-term bank borrowings, current portion	38,803	39,303	5,661

	314,803	1,722,979	248,161
Long-term bank borrowings, non-current portion	103,421	268,221	38,632

Total bank borrowings	418,224	1,991,200	286,793

Secured or Guaranteed Short Term Bank Borrowings

Bank borrowings as of December 31, 2015 and 2016 were secured/guaranteed by the following:

December 31, 2015

Short-term bank borrowings	Secured/guaranteed by
(RMB)
50,000	Guaranteed by restricted cash of RMB51,553.
11,000	Secured by a subsidiary’s building with net book value of RMB13,943 (Note 9).
215,000	Unsecured borrowings.

276,000

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
16,956	Guaranteed by noncontrolling shareholder of Aipu Group
4,800	Secured by a subsidiary’s building with net book value of RMB8,175 (Note 9).
16,778	Secured by a subsidiary’s computer and network equipment with net book value of RMB37,167 (Note 9).
103,690	Unsecured borrowings.

142,224

December 31, 2016

Short-term bank borrowings	Secured/guaranteed by
(RMB)
1,520,000	Guaranteed by restricted cash of RMB1,751,055.
20,000	Guaranteed by noncontrolling shareholder of Aipu Group.
143,676	Unsecured borrowings.

1,683,676

Long-term bank borrowings (including current portion)	Secured/guaranteed by
(RMB)
1,600	Secured by a subsidiary’s building with net book value of RMB7,938 (Note 9).
13,817	Secured by a subsidiary’s computer and network equipment with net book value of RMB31,506 (Note 9).
164,000	Secured by a subsidiary’s construction-in-progress and land use rights with net book value of RMB335,491(Note 9/Note 11).
128,107	Unsecured borrowings.

307,524

Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 14) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2017	2,143,579	308,741
2018	69,841	10,059
2019	73,380	10,569
2020	45,500	6,553
2021	39,000	5,617
Thereafter	40,500	5,833